UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24052

Wedbush Series Trust
(Exact name of registrant as specified in charter)

225 S Lake Ave
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

Matthew J. Bromberg

Wedbush Series Trust
225 S Lake Ave
Pasadena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 688-4357

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Dan IVES Wedbush AI Revolution ETF

IVES | NYSE Arca, Inc.

Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Dan IVES Wedbush AI Revolution ETF for the period from June 3, 2025 to October 31, 2025. You can find additional information about the Fund at wedbushfunds.com/funds/ives/. You can also request this information by contacting us at 866-597-9452.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dan IVES Wedbush AI Revolution ETF	$37Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period June 3, 2025 (commencement of operations) through October 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$1,025,742,348
  Total number of portfolio holdings31
  Period portfolio turnover rate17%

Summary of Holdings by Sector

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	67.7%
Consumer Discretionary	13.2%
Communication Services	12.5%
Industrials	4.3%
Utilities	2.3%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1%)
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Ms. Hoopes and Messrs. De Benedetti and Ferguson currently serve as members of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

October 31, 2025

Semi-Annual Financial Statements and Other Information (Unaudited)

Wedbush Funds

Dan IVES Wedbush AI Revolution ETF (IVES)

Dan IVES Wedbush AI Revolution ETF

Table of Contents

Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Board Review of Investment Management Agreement	15
Additional Information	17

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Dan IVES Wedbush AI Revolution ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Investments in Securities — 100.0%	Shares	Value

Communication Services — 12.5%
Alphabet, Inc., Class A	180,970	$50,886,954
Baidu, Inc.,ADR*	183,308	22,156,438
Meta Platforms, Inc., Class A	52,831	34,252,979
ROBLOX Corp.*	181,161	20,601,629
Total Communication Services		127,898,000

Consumer Discretionary — 13.2%
Alibaba Group Holding, Ltd.,ADR	241,361	41,135,155
Amazon.com, Inc.*	172,025	42,011,946
Tesla, Inc.*	114,322	52,194,852
Total Consumer Discretionary		135,341,953

Industrials — 4.3%
GE Vernova, Inc.	44,934	26,292,681
Innodata, Inc.*	243,282	18,151,270
Total Industrials		44,443,951

Information Technology — 67.7%
Advanced Micro Devices, Inc.*	190,182	48,709,414
Apple, Inc.	172,432	46,620,440
Broadcom, Inc.	130,153	48,108,453
Crowdstrike Holdings, Inc.*	57,758	31,363,172
International Business Machines Corp.	122,678	37,712,444
Micron Technology, Inc.	219,411	49,097,599
Microsoft Corp.	79,513	41,172,627
MongoDB, Inc.*	54,442	19,589,320
Nebius Group NV*	213,450	27,923,529
NVIDIA Corp.	231,565	46,889,597
Oracle Corp.	149,430	39,241,812
Palantir Technologies, Inc., Class A*	210,695	42,238,027
Palo Alto Networks, Inc.*	135,223	29,781,513
Pegasystems, Inc.	212,099	13,500,101
Salesforce, Inc.	118,033	30,736,974
ServiceNow, Inc.*	31,127	28,614,429
Snowflake, Inc., Class A*	95,211	26,171,600
SoundHound AI, Inc., Class A*	873,245	15,386,577
Taiwan Semiconductor Manufacturing Co., Ltd.,ADR	166,940	50,153,784
Zscaler, Inc.*	63,437	21,006,528
Total Information Technology		694,017,940

Utilities — 2.3%
Oklo, Inc.*	174,616	23,183,766

Total Investments in Securities
(Cost $861,805,235)		1,024,885,610

See Notes to Financial Statements

Dan IVES Wedbush AI Revolution ETF

Schedule of Investments (Continued)

October 31, 2025 (Unaudited)

Investments in Securities (continued)	Shares	Value
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, 3.95%(a)
(Cost $1,404,791)	1,404,791	$1,404,791

Total Investments — 100.1%
(Cost $863,210,026)		1,026,290,401
Other Assets and Liabilities,
Net — (0.1)%		(548,053)
Net Assets — 100%		$1,025,742,348

*	Non Income Producing.
(a)	Rate shown reflects the 1-day yield as of October 31, 2025.

ADR : American Depositary Receipt

Summary of Investment Type
Asset Class	% of Net Assets
Common Stocks	100.0%
Short-Term Investments	0.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements

Dan IVES Wedbush AI Revolution ETF

Statement of Assets and Liabilities

October 31, 2025 (Unaudited)

Dan IVES
Wedbush AI
Revolution ETF
Assets
Investments, at fair value	$1,026,290,401
Receivables:
Dividends	10,288
Interest	4,565
Total Assets	1,026,305,254

Liabilities
Payables:
Investment advisory fees	562,906
Total Liabilities	562,906

Net Assets	$1,025,742,348

Net Assets consist of:
Paid-in capital	860,254,550
Distributable earnings (loss)	165,487,798
Net Assets	$1,025,742,348
Number of Common Shares outstanding	29,644,000
Net Asset Value, offering and redemption price per share	$34.60
Investments, at cost	$863,210,026

See Notes to Financial Statements.

Dan IVES Wedbush AI Revolution ETF

Statement of Operations

For The Period Ended October 31, 2025 (Unaudited)

Dan IVES
Wedbush AI
Revolution
ETF(1)
Investment Income
Dividends*	$685,695
Total Investment Income	685,695

Expenses
Investment advisory fees	1,544,089
Total expenses	1,544,089
Net Investment Income(Loss)	(858,394)

Realized and Unrealized gain on Investments:
Net realized gain/(losses) from:
Investment	1,436,278
In-kind redemptions	1,829,539
Net realized gain/(losses)	3,265,817
Net change in unrealized appreciation on:
Investments	163,080,375
Net change in unrealized gains	163,080,375

Net realized/unrealized gain (loss) on investments	166,346,192

Net Increase (Decrease) in Net Assets Resulting from Operations	$165,487,798
* Net of foreign tax withheld	$26,126

(1)	For the period June 3, 2025 (commencement of operations) through October 31, 2025.

See Notes to Financial Statements.

Dan IVES Wedbush AI Revolution ETF

Statement of Changes in Net Assets

Dan IVES
Wedbush AI
Revolution ETF
For the Period
June 3, 2025(1) to
October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(858,394)
Net realized gain	3,265,817
Net change in unrealized appreciation	163,080,375
Net Increase (Decrease) in Net Assets Resulting from Operations	165,487,798

Fund Share Transactions
Net proceeds from sale of shares	867,993,458
Value of shares redeemed	(7,738,908)
Fund Share Transactions Total	860,254,550

Net increase (decrease) in net assets	$1,025,742,348

Net Assets - Beginning of period	–
Net Assets - End of period	1,025,742,348

(1)	Commencement of operations.

See Notes to Financial Statements.

Dan IVES Wedbush AI Revolution ETF

Financial Highlights

Dan IVES Wedbush AI Revolution ETF

Selected Per Share Data

For the Period
June 3, 2025(a)
Through
October 31, 2025
(Unaudited)

Net asset value at beginning of period	$25.22
Net investment loss(b)	(0.05)
Net realized and unrealized gain on investments	9.43
Total from investment operations	9.38
Net asset value at end of period	$34.60

RATIOS/SUPPLEMENTAL DATA:
Total return	37.18%
Net assets at end of period (in 000's)	$1,025,742
Ratio to average net assets of:
Ratio of Expenses to Average Net Assets	0.75%[1]
Ratio of Net Investment Income to Average Net Assets	(0.42)%[1]

Portfolio turnover rate	17%

(a)	Commencement of operations.
(b)	Per share numbers have been calculated using the average share outstanding method.
[1]	Annualized.

See Notes to Financial Statements.

Dan IVES Wedbush AI Revolution ETF

Notes to Financial Statements

October 31, 2025 (Unaudited)

1. Organization

Dan IVES Wedbush AI Revolution ETF (the “Fund”) is a newly organized, non-diversified, separate operating series of Wedbush Series Trust (the “Trust”), a Delaware statutory trust since February 07, 2025, that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund is managed by Wedbush Fund Advisers, LLC an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).

The Fund is a passively managed exchange-traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive Wedbush Artificial Intelligence Index (the “Index”). The Fund commenced operations on June 03, 2025.

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

The Fund offers shares that are listed and traded on the New York Stock Exchange (NYSE) (the “Exchange”).

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Valuation Committee of the Fund’s Adviser, in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical assets that the fund have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025. for the Fund based upon three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks.	$1,024,885,610	$—	$—	$1,024,885,610
Short-Term Investments	—	1,404,791	—	1,404,791
Total Investments in Securities	$1,024,885,610	$1,404,791	$—	$1,026,290,401

Dan IVES Wedbush AI Revolution ETF

Notes to Financial Statements (Continued)

October 31, 2025 (Unaudited)

(c) Share Valuation

The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent.

The NAV per share of the Fund is determined as of the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the Exchange, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d) Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits. As of October 31, 2024, the fund did not hold any cash.

(e) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(f) Foreign Currency Translation and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(g) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(h) Distributions to Shareholders

The Fund pays out dividends from its net investment income annually and distributes its net capital gains, if any, to investors at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act. There were no distributions to shareholders paid for the period ended October 31, 2025.

Dan IVES Wedbush AI Revolution ETF

Notes to Financial Statements (Continued)

October 31, 2025 (Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(i) Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Wedbush Fund Advisers, LLC (the “Adviser”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.75% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser bears all of its own costs associated with providing services to the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Adviser); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Trust entered into an administration agreement (the “Administration Agreement”) with Wedbush Fund Advisers LLC (in its capacity as such, the “Administrator”), pursuant to which the Administrator acts as the Fund’s administrator and provides the Trust with, or arranges for, administrative and management services (other than investment advisory services) to be provided to the Trust and the Board. Wedbush Fund Advisers LLC receives no additional compensation for its services as the Fund’s administrator. For a description of the fee payable to Wedbush Fund Advisers LLC for its services as the Fund’s investment adviser, see above under the caption “Investment Adviser”.

(b) Distribution Arrangement

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Sub-Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2025 were as follows:

Fund	Purchases	Sales
Dan IVES Wedbush AI Revolution ETF	$100,399,356	$99,935,241

Dan IVES Wedbush AI Revolution ETF

Notes to Financial Statements (Continued)

October 31, 2025 (Unaudited)

Purchases and sales of in-kind transactions for the period ended October 31, 2025 were as follows:

Fund	Purchases	Sales
Dan IVES Wedbush AI Revolution ETF	$865,807,330	$7,732,027

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares on a continuous basis, at NAV, only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs.

Dan IVES Wedbush AI Revolution ETF

Notes to Financial Statements (Continued)

October 31, 2025 (Unaudited)

6. Federal Income Taxes

At October 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Dan IVES Wedbush AI Revolution ETF	$(863,210,026)	$173,863,554	$(10,883,179)	$162,980,375

The tax character of current year distributions will be determined at the end of the current fiscal year.

7. Risk Factors

Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets. Any such disruptions could have an adverse impact on the prices and liquidity of the Fund’s investments. The principal risks of investing in the Fund are presented in alphabetical order, in the section of the Fund’s prospectus entitled “Principal Investment Risks”, to facilitate finding particular risks and comparing them with the risks of other funds, regardless of the order in which it appears. Each risk summarized below is also considered among the “principal risks” of investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus entitled ”Principal Investment Risks” and “Additional Information about the Principal Risks of Investing in the Fund.”

AI Technology Risk. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries, or sectors.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

Natural Language Processing (NLP) Model Risk. The Index Provider uses NLP models to assist in the development of the Fund’s Index. The Index Provider’s description of the investment theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Passive Investment Risk. The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower, or more volatile than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Dan IVES Wedbush AI Revolution ETF

Notes to Financial Statements (Continued)

October 31, 2025 (Unaudited)

8. Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Dan IVES Wedbush AI Revolution ETF

Board Review of Investment Management Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9, 2025, the Board of Trustees (the “Board”) of Wedbush Series Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Wedbush Fund Advisers, LLC (the “Adviser”) and the Trust, on behalf of the Dan IVES Wedbush AI Revolution ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 9, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

The Independent Trustees relied upon their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board considered that the Adviser was a subsidiary of Wedbush Financial Services, LLC, which is majority owned by Wedbush Capital, a large securities brokerage, clearing, wealth management, and investment banking firm. The Board also considered the experience and background of the personnel of the Adviser, and expressed satisfaction with the quality of the Adviser’s personnel. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fee for the Fund and compared it to the total expense ratios of comparable ETFs, as determined by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund was a “unified fee.” The Board took into consideration management’s discussion of the fees, including that the Fund had a niche investment strategy that was substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Fund. The Board considered that the advisory fee proposed by the Adviser was slightly higher than the peer group average fee. The Board considered the Adviser’s discussion of the Fund’s investment strategy, and that the Fund’s index was constructed based on research conducted by a leading research analyst.

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, securities lending fees and expenses, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board considered the profitability analysis provided by the Adviser, and acknowledged that it was an estimate and reviewed the assumptions used by the Adviser to prepare the analysis.

Dan IVES Wedbush AI Revolution ETF

Board Review of Investment Management Agreement (Unaudited) (Continued)

The Board considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board considered that the Adviser would act as administrator to the Fund. The Board noted that the Adviser did not receive any additional compensation from the Fund for its services as administrator, but was eligible for reimbursement of certain expenses under the terms outlined in the administration agreement.

The Board noted that because the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser would review expenses as the Fund’s assets grew. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Dan IVES Wedbush AI Revolution ETF

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-597-9452. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-597-9452. This information is also available through the Commission’s website at http://www.sec.gov. .

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-597-9452.

Discount & Premium Information

Information regarding how often shares of each Fund traded on Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.wedbushfunds.com/funds/ives.

Investment Adviser		Custodian, Administrator &
Wedbush Fund Advisers, LLC		Transfer Agent
225 S Lake Ave		The Bank of New York
Pasadena, CA 91101		240 Greenwich Street
New York, NY 10286

Distributor	Independent Registered Public	Legal Counsel
Foreside Fund Services, LLC	Accounting Firm	Eversheds Sutherland (US)
Three Canal Plaza, Suite 100	Cohen & Company, Ltd.	LLP
Portland, ME 04101	1350 Euclid Ave., Suite 800	700 6th Street, N.W.
	Cleveland, OH 44115	Washington, DC 20001

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating and Corporate Governance Committee (“NCGC”) considers any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the NCGC in its discretion. Shareholders should address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust, c/o Wedbush Series Trust at 225 S Lake Ave, Pasadena, CA 91101.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wedbush Series Trust

By (Signature and Title)*	/s/ Matthew J. Bromberg
Matthew J. Bromberg
President and Principal Executive Officer

Date: January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samantha Kirkman
Samantha Kirkman
Treasurer, Principal Executive Officer and Principal Accounting Officer

Date: January 7, 2025